Other income and expenses (Tables)	3 Months Ended
Mar. 31, 2020
Other income and expenses
Schedule of other operating income

	For the three months ended March 31
in EUR k	2019	2020
Government grants	967	702
Income from the reversal of provisions	89	—
Others	42	243
Total other operating income	1,098	945

Schedule of other operating expenses

	For the three months ended March 31
in EUR k	2019	2020
Currency losses	2	—
Expected credit loss allowances on trade receivables	340	1,174
Others	—	101
Total other operating expenses	342	1,275